Income tax expense, Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Unrecognized deferred tax assets [Abstract]
Available tax losses	$ 19,268	$ 7,239	$ 4,065
Tax effect at the applicable tax rate for each jurisdiction	5,117	1,887	1,021
Deferred tax asset on tax losses recognized to the extent of taxable temporary differences	3,854	798	649
Deferred tax asset on losses not recognized	$ 1,263	$ 1,089	$ 372